Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 13,951	$ 3,790
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	0	182
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	0	992
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	12,692	2,616
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 1,259	$ 0